Business acquisition and deconsolidation - Purchase price (Details) - CNY (¥) ¥ in Thousands	1 Months Ended					2 Months Ended
	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	May 31, 2021	Mar. 31, 2021	Jul. 31, 2021
Full Jet Limited ("Full Jet")
Business Acquisition [Line Items]
Cash consideration					¥ 61,267
Contingent consideration at fair value					29,721
Business Combination, Consideration Transferred, Total					¥ 90,988
Suzhou Baoleantone International Logistics Co., Ltd ("BolTone")
Business Acquisition [Line Items]
Cash consideration				¥ 64,260
Contingent consideration at fair value				57,131
Business Combination, Consideration Transferred, Total				¥ 121,391
Bao Best IOT Technology (Suzhou) Co., Ltd
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total			¥ 27,174			¥ 90,285
Shanghai Morefun Information Technology Co., Ltd.("Morefun")
Business Acquisition [Line Items]
Cash consideration		¥ 40,000
Contingent consideration at fair value		5,900
Business Combination, Consideration Transferred, Total		¥ 45,900
Shanghai Yi Shang Network Information Co., Limited ("eFashion")
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total	¥ 221,026